Business and Summary of Significant Accounting Policies (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion derivative liability	$ 90,652	$ 297,215
Warrant derivatives	1,241
Derivative liability	$ 91,893	$ 297,215
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion derivative liability
Warrant derivatives
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion derivative liability
Warrant derivatives
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion derivative liability	$ 90,652	$ 297,215
Warrant derivatives	1,241
Derivative liability	$ 91,893